Gain Loss on Sale of Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended					0 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 29, 2013	Jun. 30, 2012	Jul. 02, 2011	Jun. 29, 2013 North American Fresh Bakery	Jun. 30, 2012 North American Fresh Bakery	Dec. 31, 2011 North American Foodservice Beverage	Jun. 29, 2013 North American Foodservice Beverage	Jun. 30, 2012 North American Foodservice Beverage	Jun. 29, 2013 North American Refrigerated Dough	Jun. 30, 2012 North American Refrigerated Dough	Mar. 30, 2012 European Bakery	Jun. 30, 2012 European Bakery	Jun. 29, 2013 Non-European Insecticides	Jun. 30, 2012 Non-European Insecticides	Feb. 28, 2013 Australian Bakery [Member]	Jun. 29, 2013 Australian Bakery [Member]	Jul. 31, 2010 Air Care Products	Jun. 30, 2012 Air Care Products	Jul. 02, 2011 Air Care Products	Jun. 30, 2012 Other Household And Body Care	Jul. 02, 2011 Other Household And Body Care	Dec. 31, 2010 Global Body Care And European Detergents	Jul. 02, 2011 Global Body Care And European Detergents	Feb. 28, 2011 Australia/New Zealand Bleach	Jul. 02, 2011 Australia/New Zealand Bleach	Jul. 02, 2011 Shoe Care Products
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pretax Gain(Loss) on Sale	$ 68	$ 772	$ 1,304	$ 10	$ 94	$ 222	$ 2	$ 222	$ 0	$ 198	$ 11	$ 11	$ 0	$ 249		$ 56		$ (10)	$ 273	$ 8	$ 1		$ 867		$ 48	$ 115
Tax (Expense) / Benefit	(15)	(367)	(573)	(4)	(33)		2	(76)	(1)	(156)		(45)	2	(59)		(14)		(1)	(179)	3	0		(379)		(17)	2
After Tax Gain(Loss)	$ 53	$ 405	$ 731	$ 6	$ 61		$ 4	$ 146	$ (1)	$ 42		$ (34)	$ 2	$ 190	$ 42	$ 42	$ 94	$ (11)	$ 94	$ 11	$ 1	$ 488	$ 488	$ 31	$ 31	$ 117